Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [LineItems]
Profit for the year	£ 336	£ 435	£ 380
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(193)	(35)	(177)
Currency translation adjustment disposed	0	0	(122)
Attributable tax	0	2	0
Items that are not reclassified to the income statement
Fair value (losses)/gains on other financial assets	(7)	(2)	1
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	10	5	(85)
Attributable tax	(3)	(2)	20
Other comprehensive expense for the year	(193)	(32)	(363)
Total comprehensive income for the year	143	403	17
Attributable to:
Equity holders of the company	143	402	16
Non-controlling interest	£ 0	£ 1	£ 1